Income Tax - Reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
U.S. Statutory Tax Rate	$ (1,791,145)	$ (434,260)
State and Local Income Taxes, Net of Federal Income Tax Effect	$ (259,769)	$ (86,655)
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]	stpr:DE	stpr:DE
Effect of Changes in Tax Laws or Rates Enacted in the Current Period
Effect of Cross-Border Tax Laws
U.S. Federal R&D Tax Credits	(118,280)	(6,606)
Nontaxable or Nondeductible Items	33,416	(2,721)
Changes in Unrecognized Tax Benefits
Change in FV of SAFE Liability	733,620	174,237
Income Tax Expense (Benefit), Total		$ 1,735
Tax Jurisdiction of Domicile [Extensible Enumeration]	United States	United States
Effective Income Tax Rate Reconciliation, Percent
U.S. Statutory Tax Rate (in percent)	21.00%	21.00%
State and Local Income Taxes, Net of Federal Income Tax Effect (in percent)	3.00%	4.20%
Effect of Changes in Tax Laws or Rates Enacted in the Current Period (in percent)	0.00%	0.00%
Effect of Cross-Border Tax Laws (in percent)	0.00%	0.00%
U.S. Federal R&D Tax Credits (in percent)	1.40%	0.30%
Nontaxable or Nondeductible Items (in percent)	(0.40%)	0.10%
Changes in Unrecognized Tax Benefits (in percent)	0.00%	0.00%
Change in FV of SAFE Liability (in percent)	(8.60%)	(8.40%)
Actual income tax benefit effective tax rate (in percent)	0.00%	0.00%
United States
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Change in valuation allowance	$ 1,171,755	$ 358,029
Effective Income Tax Rate Reconciliation, Percent
Change in valuation allowance	(13.70%)	(17.10%)
Ukraine
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Statutory tax rate difference	$ 8,964	$ (289)
Change in valuation allowance	53,786
Other
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate difference (in percent)	(0.10%)	(0.10%)
Change in valuation allowance	(0.60%)	0.00%
Other	0.00%	0.00%
Estonia
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Statutory tax rate difference	$ (7,983)
Change in valuation allowance	175,636
Other
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate difference (in percent)	0.10%	0.00%
Change in valuation allowance	(2.10%)	0.00%
Other	0.00%	0.00%